UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	November 30
Date of reporting period:	August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Energy MLP Total Return Fund (JMF)
August 31, 2012

Shares/ Units	Description (1)	Value
Master Limited Partnerships & MLP Affiliates – 128.5% (91.0% of Total Investments)
Energy Equipment & Services – 1.3% (0.9% of Total Investments)
407,695	Exterran Partners LP	$ 8,683,904
Metals & Mining – 0.1% (0.1% of Total Investments)
43,280	Hi-Crush Partners LP	842,229
Oil, Gas & Consumable Fuels – 127.1% (90.0% of Total Investments)
45,300	Access Midstream Partners LP	1,364,889
134,100	Alliance Holding GP LP	6,490,440
57,996	Alliance Resource Partner	3,591,692
139,450	American Midstream Partners LP	2,710,908
382,700	BreitBurn Energy Partners LP	7,489,439
389,848	Buckeye Partners LP, Class B Shares, (2), (3), (4)	18,181,345
1,179,695	Copano Energy LLC	36,204,840
135,531	Crestwood Midstream Partners LP, Class C Shares, (2), (3), (4)	3,259,819
1,305,154	DCP Midstream Partners LP	56,304,343
586,775	El Paso Pipeline Partners LP	21,235,387
1,836,240	Enbridge Energy Partners LP	54,095,630
1,744,332	Energy Transfer Equity LP	76,663,391
1,466,154	Enterprise Products Partners LP	78,292,624
455,865	EV Energy Partners LP	28,614,646
945,154	Genesis Energy LP	30,547,377
36,000	Golar LNG Partners LP	1,145,340
108,695	Holly Energy Partners LP	7,320,608
1,426,630	Inergy LP	30,758,143
669,040	Inergy Midstream LP	15,588,632
1,955,275	Kinder Morgan Management LLC, (3)	69,940,187
120,898	Magellan Midstream Partners LP	10,030,907
340,200	MarkWest Energy Partners LP	18,064,620
241,600	NGL Energy Partners LP	6,134,224
469,100	NuStar GP Holdings LLC	14,293,477
30,000	Oiltanking Partners LP	1,103,400
362,906	ONEOK Partners LP	20,620,319
709,615	Oxford Resource Partners LP	6,443,304
706,014	Plains All American Pipeline LP	61,091,391
977,168	Regency Energy Partners LP	22,611,668
440,076	Spectra Energy Partners LP	14,091,234
203,285	Sunoco Logistics Partners LP	9,483,245
362,015	Targa Resources Partners LP	14,668,848
509,969	TC PipeLines LP	23,162,792
880,929	Teekay Offshore Partners LP	25,009,574
10,000	Tesoro Logistics LP	435,700
268,586	TransMontaigne Partners LP	9,814,132
636,670	Western Gas Partners LP	30,400,993
1,092,002	Williams Partners LP	56,325,463
Total Oil, Gas & Consumable Fuels	893,584,971
Total Master Limited Partnerships & MLP Affiliates (cost $773,495,573)	903,111,104

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 12.7% (9.0% of Total Investments)
$ 89,605	Repurchase Agreement with State Street Bank, dated 8/31/12, repurchase price $89,605,201, collateralized by $91,100,000 U.S. Treasury Notes, 0.375%, due 4/15/15, value $91,399,628	0.010%	9/04/12	$ 89,605,101
Total Short-Term Investments (cost $89,605,101)	89,605,101
Total Investments (cost $863,100,674) – 141.2%	992,716,205
Borrowings – (32.0)% (5), (6)	(225,000,000)
Other Assets Less Liabilities – (9.2)%	(64,839,207)
Net Assets – 100%	$ 702,876,998

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates*	$ 881,669,940	$ 21,441,164	$ –	$ 903,111,104
Short-Term Investments:
Repurchase Agreements	–	89,605,101	–	89,605,101
Total	$ 881,669,940	$ 111,046,265	$ –	$ 992,716,205

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Master Limited Partnerships & MLP Affiliates classified as Level 2.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

At August 31, 2012, the cost of investments was $863,386,342.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$ 158,135,721
Depreciation	(28,805,858)

Net unrealized appreciation (depreciation) of investments	$ 129,329,863

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For fair value measurement disclosure purposes, Master Limited Partnership & MLP Affiliate categorized as Level 2.

(3)	Distributions are paid in-kind.

(4)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Borrowings Payable as a percentage of Total Investments is 22.7%.

(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of August 31, 2012, investments with a value of $648,644,213 have been pledged as collateral for Borrowings.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2012